Income Taxes (Details)	9 Months Ended
Sep. 30, 2025
Income Taxes [Line Items]
Statutory nominal rate	34.00%
Statutory tax	34.00%
JBS USA [Member]
Income Taxes [Line Items]
Statutory nominal rate	34.00%